STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

January 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.9%
Australia - 4.1%
Abacus Storage King	1,312,478		975,210
Dexus	452,640		2,296,497
Goodman Group	64,950		1,075,832
Mirvac Group	2,674,320		3,773,639
Region RE Ltd.	1,033,650		1,527,870
Scentre Group	1,085,556	[a]	2,154,772
			11,803,820
Belgium - 1.9%
Aedifica SA	25,035	[a]	1,623,429
Cofinimmo SA	16,168	[a]	1,168,154
Warehouses De Pauw, CVA	89,470		2,609,800
			5,401,383
Canada - 2.1%
Allied Properties Real Estate Investment Trust	29,740		431,794
Canadian Apartment Properties REIT	12,350		428,707
Chartwell Retirement Residences	159,740		1,424,584
Dream Industrial Real Estate Investment Trust	88,300		881,391
First Capital Real Estate Investment Trust	150,780		1,773,091
H&R Real Estate Investment Trust	147,280		1,079,035
			6,018,602
France - 1.1%
ICADE	22,000	[a]	740,107
Klepierre SA	37,400	[a]	966,038
Unibail-Rodamco-Westfield	19,200	[a]	1,373,408
			3,079,553
Germany - 2.8%
LEG Immobilien SE	34,710	[a]	2,898,575
Vonovia SE	162,480	[a]	5,086,801
			7,985,376
Hong Kong - 3.4%
Link REIT	834,873		4,152,524
Sun Hung Kai Properties Ltd.	401,600		3,716,191
Swire Properties Ltd.	498,000	[a]	923,512
Wharf Real Estate Investment Co. Ltd.	303,000	[a]	887,398
			9,679,625
Japan - 8.8%
Activia Properties, Inc.	349		952,508

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
Japan - 8.8% (continued)
Advance Residence Investment Corp.	866		1,911,076
Fukuoka REIT Corp.	452		534,611
Japan Hotel REIT Investment Corp.	2,522		1,299,584
Japan Prime Realty Investment Corp.	582		1,393,566
KDX Realty Investment Corp.	420		455,961
Mitsubishi Estate Co. Ltd.	252,600		3,510,032
Mitsui Fudosan Co. Ltd.	176,300		4,421,672
Nippon Building Fund, Inc.	425		1,722,556
Nippon Prologis REIT, Inc.	1,368		2,436,108
Nomura Real Estate Master Fund, Inc.	1,670		1,829,752
Orix JREIT, Inc.	1,802		2,084,893
SOSiLA Logistics REIT, Inc.	1,163		945,980
Sumitomo Realty & Development Co. Ltd.	61,500		1,934,001
			25,432,300
Mexico - .3%
Corp Inmobiliaria Vesta SAB de CV, ADR	26,434		1,002,377
Norway - .2%
Entra ASA	51,608	[a,b,c]	564,752
Singapore - 2.9%
CapitaLand Integrated Commercial Trust	1,664,100	[a]	2,479,496
CapitaLand Investment Ltd.	679,100	[a]	1,489,687
Digital Core REIT Management Pte. Ltd.	824,700		530,179
Mapletree Logistics Trust	1,827,300		2,089,011
Mapletree Pan Asia Commercial Trust	1,625,785		1,758,075
			8,346,448
Spain - 1.3%
Cellnex Telecom SA	27,660	[b]	1,065,064
Merlin Properties Socimi SA	256,880		2,633,608
			3,698,672
Sweden - 1.0%
Castellum AB	141,715	[a,c]	1,832,396
Fabege AB	109,400		1,022,540
			2,854,936
United Kingdom - 4.3%
Assura PLC	1,062,940		597,161
Empiric Student Property PLC	1,141,208		1,319,985
Grainger PLC	564,350		1,869,318
Land Securities Group PLC	189,400		1,594,929
Safestore Holdings PLC	132,375		1,371,582
Supermarket Income REIT PLC	739,190		755,341
The British Land Company PLC	529,919		2,551,020
Tritax Big Box REIT PLC	1,039,901		2,178,418
			12,237,754

Description	Shares		Value ($)
Common Stocks - 98.9% (continued)
United States - 64.7%
Agree Realty Corp.	87,430	[d]	5,211,702
Alexandria Real Estate Equities, Inc.	20,370	[d]	2,462,733
AvalonBay Communities, Inc.	12,770	[d]	2,285,958
Boston Properties, Inc.	45,550	[d]	3,029,075
Brixmor Property Group, Inc.	231,230	[d]	5,188,801
Broadstone Net Lease, Inc.	91,383	[d]	1,468,525
Camden Property Trust	45,170	[d]	4,238,753
CareTrust REIT, Inc.	64,300	[d]	1,345,156
Cousins Properties, Inc.	132,280	[d]	3,030,535
DiamondRock Hospitality Co.	43,000	[d]	393,020
Digital Realty Trust, Inc.	56,820	[d]	7,980,937
Douglas Emmett, Inc.	95,510	[c,d]	1,294,160
Equinix, Inc.	20,527	[d]	17,032,689
Equity Residential	109,410	[d]	6,585,388
Extra Space Storage, Inc.	61,300	[d]	8,854,172
First Industrial Realty Trust, Inc.	105,370	[d]	5,428,662
Healthpeak Properties, Inc.	321,110	[d]	5,940,535
Host Hotels & Resorts, Inc.	215,000	[d]	4,132,300
Invitation Homes, Inc.	162,700	[d]	5,357,711
Kilroy Realty Corp.	52,156	[d]	1,865,099
Kimco Realty Corp.	302,620	[d]	6,112,924
Medical Properties Trust, Inc.	333,820	[c,d]	1,034,842
NNN REIT, Inc.	75,940	[d]	3,063,420
Omega Healthcare Investors, Inc.	101,747	[d]	2,950,663
Paramount Group, Inc.	102,610	[d]	487,398
Prologis, Inc.	123,300	[d]	15,620,877
Public Storage	22,990	[d]	6,510,538
Realty Income Corp.	191,110	[d]	10,394,473
Retail Opportunity Investments Corp.	234,080	[d]	3,181,147
Rexford Industrial Realty, Inc.	83,380	[d]	4,384,954
Simon Property Group, Inc.	36,750	[d]	5,093,918
Sun Communities, Inc.	50,190	[d]	6,291,316
UDR, Inc.	136,610	[d]	4,920,692
Ventas, Inc.	171,960	[d]	7,977,224
VICI Properties, Inc.	121,250	[d]	3,652,050
Welltower, Inc.	105,960	[d]	9,166,600
Xenia Hotels & Resorts, Inc.	132,080	[d]	1,760,626
			185,729,573
Total Common Stocks (cost $275,973,125)			283,835,171

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - 1.0%
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,893,328)	5.40	2,893,328	[e]	2,893,328

Investment of Cash Collateral for Securities Loaned - .3%
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $904,603)	5.40	904,603	[e]	904,603
Total Investments (cost $279,771,056)		100.2%		287,633,102
Liabilities, Less Cash and Receivables		(.2%)		(716,456)
Net Assets		100.0%		286,916,646

ADR—American Depositary Receipt

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, these securities were valued at $1,629,816 or .57% of net assets.

c Security, or portion thereof, on loan. At January 31, 2024, the value of the fund’s securities on loan was $2,345,378 and the value of the collateral was $2,487,323, consisting of cash collateral of $904,603 and U.S. Government & Agency securities valued at $1,582,720. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

January 31, 2024 (Unaudited)

The following is a summary of the inputs used as of January 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	192,750,552	91,084,619	††	-	283,835,171
Investment Companies	3,797,931	-		-	3,797,931

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At January 31, 2024, accumulated net unrealized appreciation on investments was $7,862,046, consisting of $31,697,978 gross unrealized appreciation and $23,835,932 gross unrealized depreciation.

At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.